PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	$ 767,973	$ 813,628
Property, plant and equipment at end of the year	803,280	767,973	$ 813,628
COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(3,415,476)	(3,171,975)	3,979,910
Additions during the year	341,767	243,501	190,382
Disposals during the year	88,285		998,317
Property, plant and equipment at end of the year	3,668,958	(3,415,476)	(3,171,975)
ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(2,647,503)	(2,358,347)	(2,294,730)
Depreciation for the year	294,494	291,820	384,126
Disposals during the year	(76,319)	(2,664)	(320,509)
Property, plant and equipment at end of the year	(2,865,678)	(2,647,503)	(2,358,347)
Land | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year			249,493
Disposals during the year			249,493
Building | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year			438,471
Disposals during the year			438,471
Building | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year			(53,564)
Depreciation for the year			7,698
Disposals during the year			(61,262)
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	61,951	80,083
Property, plant and equipment at end of the year	36,315	61,951	80,083
Leasehold improvements | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(169,938)	(169,938)	169,938
Property, plant and equipment at end of the year	169,938	(169,938)	(169,938)
Leasehold improvements | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(107,987)	(89,855)	(66,416)
Depreciation for the year	25,636	18,132	23,439
Property, plant and equipment at end of the year	(133,623)	(107,987)	(89,855)
Production & development equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	558,757	537,353
Property, plant and equipment at end of the year	564,147	558,757	537,353
Production & development equipment | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(1,692,127)	(1,488,958)	1,649,728
Additions during the year	202,329	203,169	149,583
Disposals during the year	88,285		310,353
Property, plant and equipment at end of the year	1,806,171	(1,692,127)	(1,488,958)
Production & development equipment | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(1,133,370)	(951,605)	(998,944)
Depreciation for the year	184,973	184,429	211,908
Disposals during the year	(76,319)	(2,664)	(259,247)
Property, plant and equipment at end of the year	(1,242,024)	(1,133,370)	(951,605)
Computer hardware
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	77,335	110,479
Property, plant and equipment at end of the year	149,669	77,335	110,479
Computer hardware | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(543,922)	(543,922)	543,922
Additions during the year	106,149
Property, plant and equipment at end of the year	650,071	(543,922)	(543,922)
Computer hardware | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(466,587)	(433,443)	(386,095)
Depreciation for the year	33,815	33,144	47,348
Property, plant and equipment at end of the year	(500,402)	(466,587)	(433,443)
Computer software
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	6,961	7,000
Property, plant and equipment at end of the year	2,773	6,961	7,000
Computer software | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(693,404)	(653,072)	612,273
Additions during the year	33,289	40,332	40,799
Property, plant and equipment at end of the year	726,693	(693,404)	(653,072)
Computer software | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(686,443)	(646,072)	(572,017)
Depreciation for the year	37,477	40,371	74,055
Property, plant and equipment at end of the year	(723,920)	(686,443)	(646,072)
Office equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	62,969	78,713
Property, plant and equipment at end of the year	50,376	62,969	78,713
Office equipment | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(316,085)	(316,085)	316,085
Property, plant and equipment at end of the year	316,085	(316,085)	(316,085)
Office equipment | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(253,116)	(237,372)	(217,694)
Depreciation for the year	12,593	15,744	19,678
Property, plant and equipment at end of the year	$ (265,709)	$ (253,116)	$ (237,372)